PSF PGIM Laddered Allocation S&P 500 Buffer 12 Portfolio N-1A Cover	Jun. 11, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	The Prudential Series Fund
Entity Central Index Key	0000711175
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 11, 2025
Prospectus Date	Jun. 11, 2025